UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620th Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2016

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

Schedule of investments (unaudited)	September 30, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.4%
CONSUMER DISCRETIONARY - 17.7%
Auto Components - 2.7%
Autoliv Inc.	19,460	$2,078,328
Goodyear Tire & Rubber Co.	69,760	2,253,248

Total Auto Components		4,331,576

Distributors - 0.8%
Core-Mark Holding Co. Inc.	36,630	1,311,354

Diversified Consumer Services - 1.4%
Service Corporation International	81,240	2,156,110

Household Durables - 1.6%
Whirlpool Corp.	15,100	2,448,616

Leisure Products - 1.1%
Hasbro Inc.	22,850	1,812,690

Media - 1.2%
Sinclair Broadcast Group Inc., Class A Shares	66,390	1,917,343

Specialty Retail - 6.3%
CarMax Inc.	48,410	2,582,673	*
Foot Locker Inc.	46,430	3,144,240
Ross Stores Inc.	41,230	2,651,089
Signet Jewelers Ltd.	20,560	1,532,337

Total Specialty Retail		9,910,339

Textiles, Apparel & Luxury Goods - 2.6%
Hanesbrands Inc.	86,940	2,195,235
Ralph Lauren Corp.	18,790	1,900,421

Total Textiles, Apparel & Luxury Goods		4,095,656

TOTAL CONSUMER DISCRETIONARY		27,983,684

CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 1.8%
Casey’s General Stores Inc.	24,000	2,883,600

Food Products - 1.1%
Blue Buffalo Pet Products Inc.	73,260	1,740,658	*

TOTAL CONSUMER STAPLES		4,624,258

ENERGY - 6.2%
Energy Equipment & Services - 2.6%
Core Laboratories NV	22,890	2,571,234
Dril-Quip Inc.	28,640	1,596,393	*

Total Energy Equipment & Services		4,167,627

Oil, Gas & Consumable Fuels - 3.6%
Newfield Exploration Co.	63,000	2,737,980	*
Parsley Energy Inc., Class A Shares	86,960	2,914,030	*

Total Oil, Gas & Consumable Fuels		5,652,010

TOTAL ENERGY		9,819,637

FINANCIALS - 16.8%
Banks - 5.7%
CIT Group Inc.	49,220	1,786,686
First Republic Bank	26,380	2,034,162
Signature Bank	21,770	2,578,656	*
Western Alliance Bancorp	70,970	2,664,214	*

Total Banks		9,063,718

Capital Markets - 3.5%
Affiliated Managers Group Inc.	16,250	2,351,375	*
Lazard Ltd., Class A Shares	85,840	3,121,142

Total Capital Markets		5,472,517

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	SHARES	VALUE
Consumer Finance - 1.7%
Synchrony Financial	96,820	$2,710,960

Insurance - 3.6%
Arch Capital Group Ltd.	32,030	2,538,698	*
Hartford Financial Services Group Inc.	74,000	3,168,680

Total Insurance		5,707,378

Mortgage Real Estate Investment (REITs) - 2.3%
Starwood Property Trust Inc.	157,910	3,556,133

TOTAL FINANCIALS		26,510,706

HEALTH CARE - 11.2%
Biotechnology - 1.6%
BioMarin Pharmaceutical Inc.	26,620	2,462,882	*

Health Care Equipment & Supplies - 1.5%
DENTSPLY SIRONA Inc.	39,200	2,329,656

Health Care Providers & Services - 6.6%
AmerisourceBergen Corp.	30,950	2,500,141
Centene Corp.	34,320	2,298,067	*
Mednax Inc.	44,620	2,956,075	*
Universal Health Services Inc., Class B Shares	21,770	2,682,500

Total Health Care Providers & Services		10,436,783

Life Sciences Tools & Services - 1.5%
PAREXEL International Corp.	35,430	2,460,613	*

TOTAL HEALTH CARE		17,689,934

INDUSTRIALS - 11.9%
Aerospace & Defense - 2.7%
Rockwell Collins Inc.	26,380	2,224,889
Teledyne Technologies Inc.	19,460	2,100,318	*

Total Aerospace & Defense		4,325,207

Airlines - 1.6%
Alaska Air Group Inc.	38,950	2,565,247

Electrical Equipment - 3.1%
AMETEK Inc.	48,100	2,298,218
Rockwell Automation Inc.	21,770	2,663,342

Total Electrical Equipment		4,961,560

Machinery - 3.3%
Allison Transmission Holdings Inc.	101,810	2,919,911
Snap-on Inc.	14,880	2,261,165

Total Machinery		5,181,076

Trading Companies & Distributors - 1.2%
Air Lease Corp.	64,090	1,831,692

TOTAL INDUSTRIALS		18,864,782

INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 1.2%
Harris Corp.	20,300	1,859,683

Electronic Equipment, Instruments & Components - 3.6%
CDW Corp.	64,090	2,930,836
IPG Photonics Corp.	33,200	2,734,020	*

Total Electronic Equipment, Instruments & Components		5,664,856

IT Services - 3.2%
Alliance Data Systems Corp.	10,840	2,325,505	*
Amdocs Ltd.	46,910	2,713,744

Total IT Services		5,039,249

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY		SHARES	VALUE
Semiconductors & Semiconductor Equipment - 1.6%
Xilinx Inc.		48,410	$2,630,599

Software - 6.7%
Aspen Technology Inc.		61,780	2,890,686	*
Autodesk Inc.		41,230	2,982,166	*
Check Point Software Technologies Ltd.		30,950	2,402,029	*
Mentor Graphics Corp.		88,150	2,330,686

Total Software			10,605,567

Technology Hardware, Storage & Peripherals - 1.0%
Seagate Technology PLC		42,560	1,640,688

TOTAL INFORMATION TECHNOLOGY			27,440,642

MATERIALS - 4.8%
Chemicals - 1.1%
Methanex Corp.		50,300	1,794,704

Containers & Packaging - 3.7%
Berry Plastics Group Inc.		66,390	2,911,202	*
Crown Holdings Inc.		50,300	2,871,627	*

Total Containers & Packaging			5,782,829

TOTAL MATERIALS			7,577,533

REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 4.8%
Alexandria Real Estate Equities Inc.		30,950	3,366,431
Liberty Property Trust		46,910	1,892,819
Vornado Realty Trust		23,500	2,378,435

TOTAL REAL ESTATE			7,637,685

UTILITIES - 3.8%
Electric Utilities - 3.8%
Eversource Energy		51,510	2,790,812
Portland General Electric Co.		74,380	3,167,844

TOTAL UTILITIES			5,958,656

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $122,847,704)			154,107,517

	RATE
SHORT-TERM INVESTMENTS - 2.6%
State Street Institutional Investment Trust Treasury Money Market Fund, Premier Class (Cost - $4,062,453)	0.186%	4,062,453	4,062,453

TOTAL INVESTMENTS - 100.0% (Cost - $126,910,157#)			158,169,970
Other Assets in Excess of Liabilities - 0.0%			862

TOTAL NET ASSETS - 100.0%			$158,170,832

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Mid Cap Portfolio (formerly ClearBridge Variable Mid Cap Core Portfolio) (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$154,107,517	—	—	$154,107,517

Short-Term Investments†	$4,062,453	—	—	$4,062,453

Total Investments	$158,169,970	—	—	$158,169,970

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At September 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$32,716,949
Gross unrealized depreciation	(1,457,136)

Net unrealized appreciation	$31,259,813

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 18, 2016